Deferred income	3 Months Ended
Mar. 31, 2024
Deferred income
Deferred income

12. Deferred income

The following table summarizes details of deferred income at March 31, 2024 and December 31, 2023. The nature of the deferred income is described in Note 14 and 15.

	March 31,	December 31,
	2024	2023
	€1,000	€1,000

Payments from Eli Lilly	19,947	20,569
Rett Syndrome Research Trust upfront payment	620	—
Current deferred income	20,567	20,569

Payments from Eli Lilly	41,263	44,170
Non-current deferred income	41,263	44,170

Total deferred income	61,830	64,739